Leases - Schedule of Lease Liabilities (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Lease Liabilities [Abstract]
Balance beginning	€ 56,066	€ 95,059
Lease liability additions from lease modification	41,944	19,353
Repayment of Lease liability	(63,996)	(60,523)
Interest expense on lease liabilities	2,311	2,177
Balance ending	€ 36,325	€ 56,066